Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 87,701
Balance at end of period	$ 88,802	$ 81,670	$ 87,701
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.6	2.1	2.1
Purchase of shares, Number of shares	30.5		132.3
Sale of shares, Number of shares	(29.3)		(133.8)
Ending balance, Number of shares	1.8		0.6
Balance at beginning of period	$ (41)	$ (144)	$ (144)
Purchase of shares, Amount	(2,276)	(2,343)	(9,782)
Sale of shares, Amount	2,186	2,348	9,885
Balance at end of period	$ (131)	$ (139)	$ (41)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	0.3	0.3
Purchase of shares, Number of shares	1.8		7.0
Sale of shares, Number of shares	(1.8)		(7.0)
Ending balance, Number of shares	0.3		0.3
Balance at beginning of period	$ (6)	$ (7)	$ (7)
Purchase of shares, Amount	(38)	(33)	(151)
Sale of shares, Amount	37	37	152
Balance at end of period	$ (7)	$ (3)	$ (6)